FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
FAIR VALUE
Schedule of Plan's Assets Fair Value Hierarchy

	Fair Value Measurements at
	December 31, 2025 Using:
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

Participant-Directed Investments, Other Than Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A)	$12,044,596	$—	$—	$12,044,596
Mutual funds	138,789,413	—	—	138,789,413
Pooled separate accounts	—	1,429,415	—	1,429,415

Participant Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A and B)	2,956,427	—	—	2,956,427
Other stocks	1,517,298	—	—	1,517,298
Certificates of deposit	—	217,057	—	217,057
Corporate debt instruments	—	265,780	—	265,780
Mutual funds	3,344,230	—	—	3,344,230

Total	$158,651,964	$1,912,252	$—	$160,564,216

	Fair Value Measurements at
	December 31, 2024 Using:
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

Participant-Directed Investments, Other Than Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock Class (Class A)	$12,093,677	$—	$—	$12,093,677
Mutual funds	124,618,883	—	—	124,618,883

Participant Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A and B)	3,242,106	—	—	3,242,106
Other stocks	1,534,684	—	—	1,534,684
Certificates of deposit	—	309,056	—	309,056
Corporate debt instruments	—	297,398	—	297,398
Mutual funds	3,138,148	—	—	3,138,148

Total	$144,627,498	$606,454	$—	$145,233,952